Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 381	£ 443	£ 489
Derivative liabilities	(237)	(129)	(150)
Financial assets/(liabilities)	144	314	339
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities)	(316)	(440)	(359)
Financial assets - other	167	138	122
Financial liabilities - other	£ (483)	£ (578)	£ (481)